Cash and Balances Due from Banks (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash and Due from Banks [Abstract]
Cash on Hand and Cash Items	$ 10,531,340	$ 9,063,437
Noninterest-Bearing Deposits with Other Banks	15,160,265	20,180,490
Cash and balances due from banks	25,691,605	29,243,927
Reserve balances	$ 1,252,000	$ 6,065,000